Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Revenue and Net Income (Loss) by the Reporting Operating Segment	Revenue and net income (loss) by the reporting operating segment:
	Brokerage Segment	Digital Asset Segment	Total
Year ended December 31, 2023:

Revenue	$4,913	$12,788	$17,701

Total income	$4,913	$667	$5,580

Segment net income (loss)	65	(15,690)	(15,625)

Unallocated corporate expenses:
Other income, net			3,775

Net loss before taxes			$(11,850)

Year ended December 31, 2022:

Revenue	$3,621	$9,598	$13,219

Total income	$3,621	$652	$4,273

Segment net loss	(157)	(14,434)	(14,591)

Unallocated corporate expenses:
Other income, net			226,044

Net income before taxes			$211,453

	Brokerage Segment	Digital Asset Segment	Total
Year ended December 31, 2021:

Revenue	$2,278	$266	$2,544

Total income	$2,278	$266	$2,544

Segment net income (loss)	383	(54,288)	(53,905)

Unallocated corporate expenses:
Other expense, net			(161,173)

Net loss before taxes			$(215,078)

Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer	Select information by reporting operating segment:
	Brokerage Segment	Digital Asset Segment	Total
As of December 31, 2023:

Segment assets	$5,652	$66,864	$72,516
Segment liabilities	$1,280	$61,773	$63,053

As of December 31, 2022:

Segment assets	$2,351	$80,054	$82,405
Segment liabilities	$1,077	$63,644	$64,721

Schedule of Non-Current Assets, Other Than Financial Assets	Non-current assets, other than financial assets, located in the country of domicile and in foreign countries:
Non-current assets	December 31, 2023	December 31, 2022
United States	$2,500	$2,848
State of Israel	$4,130	$4,663
Gibraltar	$-	$11

Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer	Revenue reported in the financial statements are attributed to countries based on the location of customers, as follows:
	Year ended December 31
	2023	2022	2021
Brokerage Segment:
United Kingdom	$2,653	$1,083	$911
State of Israel	$1,984	$1,562	$911
United States	$16	$652	$248
Gibraltar	$-	$-	$-
Other	$260	$324	$208

Digital Asset Segment:
Gibraltar	$11,380	$8,946	$-
Switzerland	$976	$-	$-
United States	$149	$170	$25
Japan	$107	$162	$97
State of Israel	$21	$90	$90
United Kingdom	$4	$123	$6
Other	$151	$107	$48

Schedule of Revenue From Major Customers	Revenue from major customers:
	Year ended December 31
	2023	2022	2021
Brokerage Segment:
Customer A	$592	$452	$265
Customer B	$533	$-	$-